NET REVENUES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	€ 168,145	€ 147,100	€ 132,319
Financial services companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial income	€ 141,939	€ 130,406	€ 99,661